Financial Instruments and Financial Risk Management - Fair value by hierarchy (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments and Financial Risk Management
Fair value gain on financial asset - FID	$ 530
Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	64,409
Fair value gain on financial asset - FID	530
SWA
Financial Instruments and Financial Risk Management
Financial assets	38,224
ETX
Financial Instruments and Financial Risk Management
Financial assets	26,185
Investment In Aqualung Carbon Capture SA
Financial Instruments and Financial Risk Management
Financial assets	3,420	$ 3,314
Level 3 of fair value hierarchy | Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	64,409
Level 3 of fair value hierarchy | Investment In Aqualung Carbon Capture SA
Financial Instruments and Financial Risk Management
Financial assets	$ 3,420	$ 3,314